UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13 F COVER PAGE


Report for the Calendar Year or Quarter Ended:         December 31, 2002

Check here if Amendment [    ]:   Amendment Number:
This Amendment (Check only one)
                        [    ]  adds new holdings entries

Institutional Investment Manager filing this Report:

Name:     Axiom International Investors LLC
Address:  55 Railroad Avenue, 3rd Floor
          Greenwich, CT 06830

13F File Number:

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager.

Name:     Andrew Jacobson
Phone:    (203) 422-8000

Signature, Place and Date of Signing:

Andrew Jacobson     Greenwich, CT       September 24, 2003

Report Type (Check only one):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of other Managers reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      2

Form 13F Information Table Value Total:      $8,142,798.00



List of Other Included Managers:





FORM 13F INFORMATION TABLE

                                                 Value  Shares/Sh/PutInvestm
Other   Voting Authority
      Name of Issuer      Title of Class  CUSIP  (x $100Prn AmtPrn
CaDiscretManagers  Sole  SharedNone


Telefonos de Mexico S A         Spon ADR Ord L		 879403780 7723 241500Sh    Sole
241500     0    0
Unilever N V        N Y Shs New	 904784709 420 6800Sh    Sole
6800     0    0

